INCOME TAXES - (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of our effective income tax rate to the amounts calculated by applying the federal statutory corporate tax rate of 35% is as follows (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Tax (benefit) expense at statutory rate	$(10,328)	$(3,825)
Add (deduct):
State income taxes	(1,552)	1
Nondeductible items	2,095	1,949
Valuation Allowance	6,165	1,719
Unrecognized tax benefit	(51)	(1,226)
Other	(89)	603
Income tax provision (benefit)	$(3,760)	$(779)
Effective income tax rate	12.7%	7.1%

Schedule of Components of Income Tax Expense (Benefit)
The amounts of our consolidated federal and state income tax provision (benefit) from continuing operations are as follows (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011
Current:
Federal	$—	$(371)
State	304	(782)
	304	(1,153)
Deferred:
Federal	$(3,623)	$169
State	(441)	205
	(4,064)	374
Income tax provision (benefit) from continuing operations	$(3,760)	$(779)

Schedule of Deferred Tax Assets and Liabilities
We present the effects of those differences as deferred income tax liabilities and assets, as follows (in thousands):

	December 31, 2012	December 31, 2011
Deferred tax assets:
Derivatives	$2,176	$—
Goodwill and other intangibles	11,822	14,962
Receivables	1,208	1,862
Inventory	3,275	4,483
Accrued insurance	3,972	4,370
Other accrued expenses	6,027	3,899
Capital loss carryforwards	4,232	5,315
Net operating loss carryforwards	28,683	25,934
Other	291	291
Total gross deferred tax assets	61,686	61,116
Valuation allowance	(44,926)	(38,769)
Net deferred tax assets	16,760	22,347
Deferred income tax liabilities:
Property, plant and equipment, net	17,212	17,516
Derivatives	—	5,912
Total gross deferred tax liabilities	17,212	23,428
Net deferred tax liability	$452	$1,081
The allocation of deferred taxes between current and long-term as of December 31, 2012 and 2011 is as follows:
	2012	2011
Current deferred tax asset, net	$2,835	$4,573
Long-term deferred tax liability, net	3,287	5,654
Net deferred tax liability	$452	$1,081

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance as of January 1, 2011	$8,016
Additions for tax positions related to prior years	102
Reductions for tax positions of prior years	(844)
Reductions due to lapse of statute of limitations	(718)
Balance as of December 31, 2011	$6,556
Additions for tax positions related to current year	145
Additions for tax positions related to prior years	508
Reductions due to lapse of statute of limitations	(611)
Balance as of December 31, 2012	$6,598